Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 682		$ 3,943		$ 693
Short term deposits	254		1,622
Restricted bank deposits	450		451
Trade receivables, net of allowance for credit losses	715		3,034		2,147
Inventories	2,698		1,179		897
Prepaid expenses and other current assets	616		678		398
TOTAL CURRENT ASSETS	5,415		10,907		4,135
NON-CURRENT ASSETS:
Property and equipment, net	66		80		103
Prepaid expenses	592		492
Restricted cash	2,407		336
Restricted bank deposits	2,036		2,027		102
Severance pay fund	225		239		266
Operating lease right of use assets	403		726
Long term deposits	14		12		78
TOTAL NON-CURRENT ASSETS	5,743		3,912		549
TOTAL ASSETS	11,158		14,819		4,684
CURRENT LIABILITIES:
Long-term loan, net of current maturities	3,175		4,625		5,473
Deferred revenues			164
Warrants					1,972
Convertible loan					4,905
Operating lease liabilities	129		237
Accrued severance	256		278		315
Other long-term liabilities	25		48		79
Current maturities of long-term loans	1,229		553		758
Warrants	8		8		177
Trade payables	2,192		1,781		1,920
Deferred revenues	386		484		673
Employee and employee-related obligations	732		793		703
Accrued royalties	924		900		818
Current maturities of operating lease liabilities	255		445
Other accrued liabilities	905		1,238		902
TOTAL CURRENT LIABILITIES	6,631		6,202		5,951

TOTAL NON-CURRENT LIABILITIES	3,585		5,352		12,744
TOTAL LIABILITIES	10,216		11,554		18,695
COMMITMENTS AND CONTINGENCIES (Note 10)

Redeemable convertible preferred stock					5,585
WARRANTS TO PLACEMENT AGENT (Note 11(e))	104
TOTAL REDEEMABLE CONVERTIBLE PREFERRED STOCK					5,585

Common stock, value	1	[1]	1	[1]		[2]
Additional paid-in capital	38,594	[1]	36,666	[1]	2,824
Accumulated deficit	(37,757)	[1]	(33,402)	[1]	(22,420)
TOTAL SHAREHOLDERS’ EQUITY	838		3,265		(19,596)
TOTAL LIABILITIES AND REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANTS TO PLACEMENT AGENT AND SHAREHOLDERS’ EQUITY	11,158		14,819		4,684
Non-voting

Common stock, value		[1]		[1]		[2]

[1]	Adjusted to reflect reverse stock split, see note 3(f).
[2]	Represents an amount less than $1 thousands.